Stock-Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Options Outstanding and Exercisable
The following tables summarize information related to the Company’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2023	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	12,158	6,905
Cenovus Replacement Stock Options	1,095	1,072
Performance Share Units	10,193	—
Restricted Share Units	7,217	—
Deferred Share Units	1,662	1,662
The weighted average exercise price of NSRs and Cenovus replacement stock options outstanding as at September 30, 2023, were $13.62 and $6.52, respectively.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2023	(thousands)	(thousands)
Stock Options With Associated Net Settlement Rights	1,571	3,591
Cenovus Replacement Stock Options	—	2,031
Performance Share Units	2,533	972
Restricted Share Units	2,955	2,299
Deferred Share Units	162	33

	Weighted Average Exercise Price	Units Exercised
For the nine months ended September 30, 2023	($/unit)	(thousands)
Stock Options With Associated Net Settlement Rights Exercised for Net Cash Payment	12.94	3,392
Stock Options With Associated Net Settlement Rights Exercised and Net Settled for Common Shares (1)	17.22	199
Cenovus Replacement Stock Options Exercised and Net Settled for Cash	10.11	2,028
Cenovus Replacement Stock Options Exercised and Net Settled for Common Shares (2)	3.54	3
(1)NSRs were net settled for 49 thousand common shares.
(2)Cenovus replacement stock options were net settled for 2 thousand common shares.
Summary of Stock-Based Compensation
The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Stock Options With Associated Net Settlement Rights	2	3	9	12
Cenovus Replacement Stock Options	6	(5)	(1)	36
Performance Share Units	98	1	125	66
Restricted Share Units	35	4	56	65
Deferred Share Units	10	(4)	7	14
Stock-Based Compensation Expense (Recovery)	151	(1)	196	193